Related Party Disclosures - Narrative (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024
Related party [Abstract]
Due from related parties	$ 0	$ 9
Due to related parties	4	$ 20
Disclosure of transactions between related parties [line items]
Amounts included in statements of operations, related party transactions	$ 0		$ 15
Silicon Manufacturing Partners Pte Ltd. (“SMP”)
Disclosure of transactions between related parties [line items]
Voting rights (as a percent)	51.00%	49.00%